Average Annual Total Returns		12 Months Ended	39 Months Ended	60 Months Ended	61 Months Ended	86 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%		14.42%		15.43%
Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Value Total Return(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.91%		11.33%		10.61%
Morningstar Global Markets ex-US Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Global Markets ex-US Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		31.60%		7.78%	8.28%
Russell 3000 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Total Return(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.15%	20.97%
Russell 2000 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.81%	12.77%
Distillate U.S. Fundamental Stability & Value ETF class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.62%		11.63%		14.05%
Performance Inception Date	Oct. 23, 2018
Distillate U.S. Fundamental Stability & Value ETF class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.27%		11.28%		13.72%
Distillate U.S. Fundamental Stability & Value ETF class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.34%		9.22%		11.50%
Distillate International Fundamental Stability & Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		41.53%		6.99%	7.59%
Performance Inception Date	Dec. 14, 2020
Distillate International Fundamental Stability & Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		40.66%		6.58%	7.18%
Distillate International Fundamental Stability & Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		25.39%		5.58%	6.07%
Distillate Small/Mid Cash Flow ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.63%	12.89%
Performance Inception Date	Oct. 05, 2022
Distillate Small/Mid Cash Flow ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.33%	12.56%
Distillate Small/Mid Cash Flow ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.75%	10.10%